ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued payroll and related costs	$ 26,774	$ 26,511
Accrued vacation	8,080	7,152
Labor union contribution	333	925
Deferred revenue	3,570	2,239
Other	2,950	3,007
Total accrued expenses and other current liabilities	$ 41,707	$ 39,834